Current and long-term debt	6 Months Ended
Jun. 30, 2021
Financial Instruments [Abstract]
Current and long-term debt	Current and long-term debt The following is a roll forward of the activity within debt (current and non-current), by facility, for the six months ended June 30, 2021:

		Activity				Balance as of June 30, 2021 consists of:
In thousands of U.S. dollars	Carrying Value as of December 31, 2020	Drawdowns	Repayments	Other Activity(1)	Carrying Value as of June 30, 2021	Current	Non-Current
KEXIM Credit Facility	$15,932	$—	$(15,932)	$—	$—	$—	$—
ING Credit Facility	191,348	2,128	(161,090)	—	32,386	16,354	16,032
2018 NIBC Credit Facility	31,066	—	(31,066)	—	—	—	—
Credit Agricole Credit Facility	80,676	—	(4,283)	371	76,764	7,862	68,902
ABN AMRO / K-Sure Credit Facility	40,587	—	(1,926)	344	39,005	3,190	35,815
Citibank / K-Sure Credit Facility	84,478	—	(4,208)	871	81,141	81,141	—
ABN / SEB Credit Facility	97,856	—	(21,692)	—	76,164	10,117	66,047
Hamburg Commercial Credit Facility	40,315	—	(1,645)	—	38,670	3,292	35,378
Prudential Credit Facility	50,378	—	(2,773)	—	47,605	5,546	42,059
2019 DNB / GIEK Credit Facility	52,563	—	(3,556)	—	49,007	7,113	41,894
BNPP Sinosure Credit Facility	94,733	1,915	(5,167)	—	91,481	10,334	81,147
2020 $225 Million Credit Facility	208,890	—	(10,501)	—	198,389	21,001	177,388
2021 $21.0 Million Credit Facility	—	21,000	(585)	—	20,415	2,340	18,075
Ocean Yield Lease Financing	137,399	—	(5,515)	90	131,974	11,213	120,761
BCFL Lease Financing (LR2s)	83,974	3,814	(5,228)	258	82,818	10,529	72,289
CSSC Lease Financing	136,949	—	(5,464)	(254)	131,231	11,418	119,813
CSSC Scrubber Lease Financing	4,443	—	(1,960)	—	2,483	2,352	131
BCFL Lease Financing (MRs)	77,748	5,779	(7,100)	—	76,427	15,244	61,183
2018 CMBFL Lease Financing	124,993	—	(6,504)	—	118,489	13,007	105,482
$116.0 Million Lease Financing	103,801	1,926	(4,840)	—	100,887	10,315	90,572
AVIC Lease Financing	119,732	—	(6,663)	—	113,069	13,327	99,742
China Huarong Lease Financing	110,250	10,000	(8,417)	—	111,833	16,833	95,000
$157.5 Million Lease Financing	123,800	—	(7,071)	—	116,729	14,143	102,586
COSCO Lease Financing	68,750	—	(3,850)	—	64,900	7,700	57,200
2020 CMBFL Lease Financing	44,573	—	(1,621)	—	42,952	3,242	39,710

2020 TSFL Lease Financing	47,250	—	(1,661)	—	45,589	3,321	42,268
2020 SPDBFL Lease Financing	96,500	—	(6,125)	—	90,375	6,496	83,879
2021 AVIC Lease Financing	—	96,352	(1,808)	—	94,544	7,252	87,292
2021 CMBFL Lease Financing	—	79,050	(1,225)	—	77,825	6,520	71,305
2021 TSFL Lease Financing	—	57,663	(1,096)	—	56,567	4,380	52,187
2021 CSSC Lease Financing	—	57,400	(877)	—	56,523	5,262	51,261
IFRS 16 - Leases - 7 Handymax	2,247	—	(1,879)	(368)	—	—	—
IFRS 16 - Leases - 3 MR	36,936	—	(3,765)	—	33,171	7,895	25,276
$670.0 Million Lease Financing	593,291	—	(23,030)	—	570,261	47,130	523,131
Unsecured Senior Notes Due 2025	28,100	30,551	—	6	58,657	—	58,657
Convertible Notes Due 2022	140,713	—	—	(74,188)	66,525	66,525	—
Convertible Notes Due 2025	—	119,419	—	76,844	196,263	—	196,263
	$3,070,271	$486,997	$(370,123)	$3,974	$3,191,119	$452,394	$2,738,725
Less: deferred financing fees and prepaid interest	(22,471)	(8,800)	—	1,102	(30,169)	(6,667)	(23,502)
Total	$3,047,800	$478,197	$(370,123)	$5,076	$3,160,950	$445,727	$2,715,223
(1)    Relates to non-cash accretion or amortization of (i) debt or lease obligations assumed as part of the 2017 merger with Navig8 Product Tankers Inc. ("NPTI"), which were recorded at fair value on the closing dates, (ii) amortization and write-offs of deferred financing fees, (iii) accretion of our Convertible Notes due 2022 and Convertible Notes due 2025 of $2.9 million and $2.5 million, respectively, and (iv) the impact of the 2021 Convertible Notes Exchanges (described below) whereby the amounts in the above table reflect the carrying amounts of the debt portions of each of the Convertible Notes due 2022 and Convertible Notes due 2025 that were exchanged.
Interest expense on all of our borrowings that has been incurred and is unpaid as of June 30, 2021 is accrued within Accrued Expenses (see Note 9).
We were in compliance with all of the financial covenants set forth under the above borrowing arrangements as of June 30, 2021.
Drawdowns from existing facilities
In January 2021, we executed an agreement to extend the availability period for future drawdowns on our BNPP Sinosure Credit Facility to June 15, 2022 from March 15, 2021. In March 2021, we drew down $1.9 million from our BNPP Sinosure Credit Facility (equally split between the Sinosure portion and the commercial portion of the credit facility) to partially finance the purchase and installation of a scrubber on an MR product tanker. This borrowing bears interest at LIBOR plus a margin of 1.80% for the Sinosure portion and 2.80% for the commercial portion. As a result of this drawdown, the scheduled semi-annual principal payments on this facility increased by $0.1 million to $5.2 million (for all tranches drawn).
In January 2021, we drew down $10.0 million from our China Huarong Lease Financing to partially finance the purchase and installations of scrubbers on five MR product tankers. These borrowings bear interest at LIBOR plus a margin of 3.50% and are scheduled to be repaid in equal quarterly installments of approximately $0.2 million per vessel through November 2023.
In January 2021, we drew down $2.1 million from our ING Credit Facility to partially finance the purchase and installations of scrubbers on two LR2 product tankers. These borrowings bear interest at LIBOR plus a margin of 1.95% and were scheduled to be repaid in equal quarterly installments of approximately $0.2 million per vessel through June 2022. These borrowings were repaid in May 2021 as part of the 2021 CSSC Lease Financing described below.
In January 2021, we drew down an aggregate of $11.4 million, which consisted of (i) $3.8 million under the BCFL Lease Financing (LR2s); (ii) $5.8 million under the BCFL Lease Financing (MRs) and (iii) $1.9 million under the $116 Million Lease Financing to partially finance the purchase and installations of scrubbers on six product tankers. All of these scrubber related borrowings are scheduled to be repaid over a period of three years from each drawdown date in fixed monthly installments (which includes interest) of approximately $50,000 to $60,000 per vessel.
Secured Debt
2021 $21 Million Credit Facility
In February 2021, we drew down $21.0 million on a term loan facility with a European financial institution (the "2021 $21 Million Credit Facility"). The proceeds of this loan facility were used to refinance the outstanding debt on an LR2 product tanker, STI Madison, that was previously financed under our KEXIM Credit Facility. We repaid the outstanding indebtedness of $15.9 million related to this vessel on the KEXIM Credit Facility in January 2021 upon its maturity. The loan facility has a final maturity of December 2022, bears interest at LIBOR plus a margin of 2.65% per annum, and is scheduled to be repaid in equal quarterly installments of approximately $0.6 million, with a balloon payment due upon maturity.
Our 2021 $21 Million Credit Facility includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.60 to 1.00.
•Consolidated tangible net worth of not less than $1.0 billion plus (i) 25% of the positive consolidated net income for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issues occurring on or after January 1, 2016.
•Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel plus $250,000 per each time chartered-in vessel.
•The aggregate of the fair market value of the vessels provided as collateral under the facility shall at all times be no less than 140% of the then aggregate outstanding principal amount of the loans under the credit facility.
Lease Financing
2021 AVIC Lease Financing
In February 2021, we closed on the sale and leaseback of two vessels (STI Memphis and STI Soho) with AVIC International Leasing Co., Ltd. for aggregate proceeds of $44.2 million (the “2021 AVIC Lease Financing”). We repaid the outstanding indebtedness of $30.0 million related to these vessels on the 2018 NIBC Credit Facility as part of these transactions. In March 2021, we closed on the sale and leaseback of two additional vessels (STI Lombard and STI Osceola) under the 2021 AVIC Lease Financing for aggregate proceeds of $53.1 million. We repaid the outstanding indebtedness of $29.6 million related to these vessels on the ING Credit Facility as part of these transactions.
Under the 2021 AVIC Lease Financing, each vessel is subject to a nine-year bareboat charter-in agreement. The lease financings bear interest at LIBOR plus a margin of 3.45% per annum and are scheduled to be repaid in equal aggregate quarterly repayments of approximately $1.8 million. Each agreement contains purchase options to re-acquire each of the subject vessels beginning on the second anniversary date from the delivery date of the respective vessel, with a purchase obligation upon the expiration of each agreement. Additionally, we are required to deposit with the lessor 1% of the borrowing amount, or $1.0 million in aggregate.
Our 2021 AVIC Lease Financing includes financial covenants that require us to maintain:
•Net debt to total capitalization shall not equal or exceed 70%.
•Net worth shall always exceed $650.0 million.
•The aggregate of the fair market value of the vessels provided as collateral under the lease financing shall at all times be no less than 115% of the then aggregate outstanding principal amount on or before the third anniversary date of the delivery of the vessel and 120% thereafter.
2021 CMBFL Lease Financing
In March 2021, we received a commitment to sell and leaseback four Handymax vessels (STI Comandante, STI Brixton, STI Pimlico and STI Finchley) and one MR vessel (STI Westminster) from CMB Financial Leasing Co. Ltd, or CMBFL (the "2021 CMBFL Lease Financing"). In March 2021, we closed on the sale and leaseback of the four aforementioned Handymax vessels under the 2021 CMBFL Lease Financing for aggregate proceeds of $58.8 million and repaid the outstanding indebtedness of $46.7 million related to these vessels on the ING Credit Facility as part of these transactions. In April 2021, we closed on the sale and leaseback of STI Westminster for aggregate proceeds of $20.25 million and repaid the outstanding indebtedness of $16.1 million related to this vessel on the ABN/SEB Credit Facility as part of this transaction.
Under the 2021 CMBFL Lease Financing, each vessel is subject to a seven-year bareboat charter-in agreement. The lease financings bear interest at LIBOR plus a margin of 3.25% per annum for the Handymax vessels and 3.20% per annum for the MR vessel. Each agreement contains purchase options to re-acquire each of the subject vessels beginning on the third anniversary date from the delivery date of the respective vessel, with a purchase option for each vessel upon the expiration of each agreement.
Our 2021 CMBFL Lease Financing includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.60 to 1.00.
•Consolidated tangible net worth of no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issuances occurring on or after January 1, 2016.
•Minimum liquidity of not less than the greater of $25.0 million and $500,000 per each owned vessel plus $250,000 per each time chartered-in vessel.
•The fair market value of each vessel leased under the facility shall at all times be no less than 120% of the outstanding balance for such vessel.
2021 TSFL Lease Financing
In March 2021, we closed on the sale and leaseback of three MR vessels (STI Black Hawk, STI Notting Hill and STI Pontiac) with Taiping & Sinopec Financial Leasing Co., Ltd. for aggregate proceeds of $57.7 million (the "2021 TSFL Lease Financing"). We repaid the outstanding indebtedness of $40.7 million related to these vessels on the ING Credit Facility as part of these transactions.
Under the 2021 TSFL Lease Financing, each vessel is subject to a seven-year bareboat charter-in agreement. The lease financings bear interest at LIBOR plus a margin of 3.2% per annum and are scheduled to be repaid in equal quarterly principal installments of approximately $0.4 million per vessel. Each agreement contains purchase options to re-acquire each of the subject vessels beginning on the second anniversary date from the delivery date of the respective vessel, with a purchase option for each vessel upon the expiration of each agreement.
Our 2021 TSFL Lease Financing includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.65 to 1.00.
•Consolidated tangible net worth of no less than $1.0 billion.
•The fair market value of each vessel leased under the facility shall at all times be no less than 115% of the outstanding balance for such vessel.
2021 CSSC Lease Financing
In May 2021, we closed on the sale and leaseback of two LR2 vessels (STI Grace and STI Jermyn) with CSSC (Hong Kong) Shipping Company Limited (the ‘2021 CSSC Lease Financing’) for aggregate proceeds of $57.4 million. We repaid the aggregate outstanding indebtedness of $36.9 million related to these two vessels on the ING Credit Facility as part of this transaction.
Under the 2021 CSSC Lease Financing, each vessel is subject to a six-year bareboat charter-in agreement. The lease financings bear interest at LIBOR plus a margin of 3.50% per annum and are scheduled to be repaid in equal principal installments of approximately $0.2 million per vessel per month. Each agreement contains purchase options to re-acquire each of the subject vessels beginning on the second anniversary date from the delivery date of the respective vessel, with a purchase obligation for each vessel upon the expiration of each agreement.
Our 2021 CSSC Lease Financing includes a covenant that requires that the fair market value of each vessel leased under the facility shall at all times be no less than 125% of the outstanding balance for such vessel.
Unsecured debt
At the Market Offering Program
In January 2021, we entered into a note distribution agreement (the "Distribution Agreement") with B. Riley Securities, Inc. as the sales agent (the "Agent") under which we may offer and sell, from time to time, up to an additional $75.0 million aggregate principal amount of our 7.00% Senior Notes due 2025 (the "Additional Notes").
Any Additional Notes sold will be issued under that certain indenture pursuant to which we previously issued $28.1 million aggregate principal amount of 7.00% Senior Notes due 2025 (the "Senior Notes due 2025"), on May 29, 2020 (the "Initial Notes"). The Additional Notes will have the same terms as the Initial Notes (other than date of issuance), form a single series of debt securities with the Initial Notes and have the same CUSIP number and be fungible with the Initial Notes immediately upon issuance, including for purposes of notices, consents, waivers, amendments and any other action permitted under the aforementioned indenture. The Senior Notes due 2025 are listed on the NYSE under the symbol “SBBA.”
Sales of the Additional Notes may be made over a period of time, and from time to time, through the Agent, in transactions involving an offering of the Senior Notes due 2025 into the existing trading market at prevailing market prices. During the six months ended June 30, 2021, we issued $30.7 million in aggregate principal amount of Senior Notes due 2025 under the program, resulting in $30.0 million in aggregate net proceeds (net of premium/discount and Agent's commissions and expenses).
Convertible Notes Exchange and New Issuance of Convertible Notes
In March 2021 and June 2021, we completed the exchange of approximately $62.1 million and $19.4 million, respectively, in aggregate principal amount of Convertible Notes due 2022 for approximately $62.1 million and $19.4 million, respectively in aggregate principal amount of new 3.00% Convertible Notes due 2025 (the "Convertible Notes due 2025") pursuant to separate, privately negotiated, agreements with certain holders of the Convertible Notes due 2022, which we refer to as the 2021 Convertible Notes Exchanges. Additionally, in March 2021 and June 2021, we issued and sold $76.1 million and $42.4 million, respectively, in aggregate principal amount of Convertible Notes due 2025 pursuant to separate, privately negotiated, agreements with certain investors in a private offering, which we refer to as the 2021 Convertible Notes Offerings. The Convertible Notes due 2025 that were issued in June 2021 as part of the 2021 Convertible Notes Offerings were issued at 102.25% of par, or $43.3 million, plus accrued interest.
The Convertible Notes due 2025 that were issued in June 2021 have the same terms as (other than date of issuance), form a single series of debt securities with, have the same CUSIP number and are fungible with, the 3.00% Convertible Senior Notes due 2025 that were issued in March 2021, including for purposes of notices, consents, waivers, amendments and any other action permitted under the Indenture.
The Convertible Notes due 2025 are our senior, unsecured obligations and bear coupon interest at a rate of 3.00% per year. Interest is payable semi-annually in arrears on May 15 and November 15 of each year, beginning on May 15, 2021. Additionally, commencing in March 2021, principal will accrete on the principal amount, compounded semi-annually, at a rate equal to approximately 5.5202% per annum, which principal amount, together with any accretions thereon, is the “Accreted Principal Amount”. The Accreted Principal Amount at maturity will equal 125.3% of par, which together with the 3.00% coupon interest rate, compounds to a yield-to-maturity of approximately 8.25%.
The Convertible Notes due 2025 will mature on May 15, 2025, unless earlier converted, redeemed or repurchased in accordance with their terms. The conversion rate of the Convertible Notes due 2025 was initially 26.6617 common shares per $1,000 principal amount of Convertible Notes due 2025 (equivalent to an initial conversion price of approximately $37.507 per common share), and is subject to adjustment upon the occurrence of certain events as set forth in the indenture governing the Convertible Notes due 2025 (such as the payment of dividends). As of June 30, 2021, the conversion rate of the Convertible Notes due 2025 was 26.7879 common shares per $1,000 principal amount of Convertible Notes due 2025 (equivalent to a conversion price of approximately $37.33 per common share).
The Convertible Notes due 2025 are freely convertible at the option of the holder and prior to the close of business on the 5th business day immediately preceding the maturity date. Upon conversion of the Convertible Notes due 2025, holders will receive shares of our common stock. We may, subject to certain exceptions, redeem the Convertible Notes due 2025 for cash, if at any time the per share volume-weighted average price of our common shares equals or exceeds 125.4% of the conversion price then in effect on (i) each of at least 20 trading days (whether or not consecutive) during the 30 consecutive trading days ending on, and including, the trading day immediately before the applicable redemption date; and (ii) the trading day immediately before such date of the redemption notice.
The Convertible Notes due 2025 require us to comply with certain covenants such as restrictions on consolidations, mergers or sales of assets. Additionally, if we undergo a fundamental change, as defined in the indenture, holders may require us to repurchase for cash all or any portion of their notes at a fundamental change repurchase price equal to 100% of the Accreted Principal Amount of the notes to be repurchased, plus accrued and unpaid interest to, but excluding, the fundamental change repurchase date.
Accounting for the 2021 Convertible Notes Exchanges and 2021 Convertible Notes Offerings
We have accounted for the 2021 Convertible Notes Exchanges as extinguishments of the original financial liability and the recognition of a new liability on the basis that the terms of the Convertible Notes due 2022 are substantially different to the terms of the Convertible Notes due 2025. We recorded an aggregate loss on the extinguishment of the Convertible Notes due 2022 of $5.5 million as a result of the 2021 Convertible Notes Exchanges, which primarily arose from (i) the difference between the carrying value and the face value of the Convertible Notes due 2022 on the date of the exchange, and (ii) transaction costs directly attributable to the 2021 Convertible Notes Exchanges. We also determined that the fair value of the equity component of the exchanged portion of the Convertible Notes due 2022 was approximately $1.5 million. This amount was recorded as a reduction to additional paid-in capital as a result of the 2021 Convertible Notes Exchanges.
Upon the March 2021 and June 2021 issuances, we determined the initial carrying value of the liability component of the Convertible Notes due 2025, to be $132.9 million and $60.8 million, respectively. This determination was based on the fair value of a similar liability that does not have any associated conversion feature. We utilized the market pricing on unsecured bonds in the shipping sector as the basis for this determination. The residual value, attributable to the conversion feature, of $5.3 million and $2.4 million, was recorded to Additional paid-in capital upon the March 2021 and June 2021 issuances, respectively. The difference between the fair value of the liability component and the face value of the Convertible Notes due 2025 will accrete over the term of the Convertible Notes due 2025 under the effective interest method and recorded as part of financial expenses. .
The Accreted Principal Amount feature will accrete over the term of the Convertible Notes due 2025 under the effective interest method and recorded as part of financial expenses. The following table sets forth the Accreted Principal Amount per $1,000 principal amount of the Convertible Notes due 2025 per the indenture as of the specified dates during the period from the issue date through the maturity date:

Date	Accreted Principal Amount
March 25, 2021	$100.0000
May 15, 2021	$100.7125
November 15, 2021	$103.3669
May 15, 2022	$106.1308
November 15, 2022	$109.0087
May 15, 2023	$112.0053
November 15, 2023	$115.1255
May 15, 2024	$118.3744
November 15, 2024	$121.7574
May 15, 2025	$125.2798
At June 30, 2021, the carrying values of the liability components of the Convertible Notes due 2022 and Convertible Notes due 2025 were $66.5 million and $196.3 million, respectively.
Convertible Rate Adjustments
On March 2, 2021, the conversion rate of our Convertible Notes due 2022 was adjusted to reflect the payment of a cash dividend on March 15, 2021 to all shareholders of record as of March 2, 2021. The new conversion rate for the Convertible Notes due 2022 was 26.6617 of the Company's common shares, representing an increase of the prior conversion rate of 0.1806 for each $1,000 principal amount of the Convertible Notes due 2022.
On May 21, 2021, the conversion rates of our Convertible Notes due 2022 and Convertible Notes due 2025 were adjusted to reflect the payment of a cash dividend on June 15, 2021 to all shareholders of record as of May 21, 2021. The new conversion rates for each of the Convertible Notes due 2022 and Convertible Notes due 2025 was 26.7879 of the Company's common shares, representing an increase of the prior conversion rate of 0.1262 for each $1,000 principal amount of the Convertible Notes due 2022 and Convertible Notes due 2025.